UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21147
Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund                                                                 as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.6%

Principal Amount (000’s omitted)	Security	Value
General Obligations — 5.2%
$6,165	California, 4.75%, 6/1/35	$6,122,338
9,975	California, 5.50%, 11/1/33	10,649,509
		$16,771,847
Hospital — 12.7%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,055,400
5,575	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,620,269
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,992,977
3,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,670,148
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,935,816
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,159,480
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,438,019
3,165	Washington Township Health Care District, 5.00%, 7/1/32	3,178,609
1,000	Washington Township Health Care District, 5.00%, 7/1/37	1,001,170
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,044,456
		$41,096,344
Insured-Electric Utilities — 3.0%
$4,000	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	$4,087,720
5,380	Sacramento, Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,528,972
		$9,616,692
Insured-Escrowed/Prerefunded — 17.5%
$4,130	California, Prerefunded to 4/1/12, 5.25%, 4/1/30	$4,374,207
3,245	California, Prerefunded to 4/1/14, 5.25%, 4/1/34	3,491,782
7,540	Foothill/Eastern, Transportation Corridor Agency, Escrowed to Maturity (FSA), 0.00%, 1/1/21	4,095,803
10,000	Los Angeles, Unified School District, (Election of 1997), (MBIA), Prerefunded to 7/1/12, 5.125%, 1/1/27	10,563,800
2,575	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.00%, 7/1/26	2,685,416
10,035	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.00%, 7/1/31	10,465,301
5,150	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.125%, 7/1/36	5,394,522

$15,000	University of California, (FGIC), Prerefunded to 9/1/09, 5.125%, 9/1/30	$15,581,550
		$56,652,381
Insured-General Obligations — 33.2%
$17,495	Arcadia, Unified School District, (FSA), 0.00%, 8/1/40	$3,221,179
18,375	Arcadia, Unified School District, (FSA), 0.00%, 8/1/41	3,216,544
2,840	Azusa, Unified School District, (FSA), 0.00%, 7/1/25	1,219,610
6,030	Burbank, Unified School District, (FGIC), 0.00%, 8/1/21 (1)	3,172,805
2,140	Campbell, Union High School District, (FGIC), 4.50%, 8/1/31	2,074,088
2,180	Ceres, Unified School District, (FGIC), 0.00%, 8/1/25	932,539
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,833,600
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	2,297,900
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	2,184,600
32,755	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	4,961,400
3,000	Chino Valley, Unified School District, (FSA), 5.00%, 8/1/26	3,096,570
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,679,680
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	5,972,250
7,725	Escondido, (Election of 2004), (MBIA), 4.75%, 9/1/36	7,768,723
2,300	Huntington Beach, City School District, (Election of 2004), (MBIA), 4.50%, 8/1/29	2,237,417
1,835	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/24	826,814
2,060	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/25	881,206
2,140	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/26	868,562
2,000	Jurupa, Unified School District, (FGIC), 0.00%, 8/1/23	950,140
2,000	Jurupa, Unified School District, (FGIC), 0.00%, 8/1/26	811,740
2,235	Kings Canyon, Joint Unified School District, (FGIC), 0.00%, 8/1/25	956,066
3,225	Modesto, High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,453,120
11,190	Oakland, Unified School District, Alamedia County, (Election of 2006), (FSA), 4.375%, 8/1/28	10,482,680
5,000	Riverside, Unified School District, (FGIC), 5.00%, 2/1/27	5,154,500
10,000	San Diego, Unified School District, (FGIC), 0.00%, 7/1/22	5,024,300
10,000	San Diego, Unified School District, (FGIC), 0.00%, 7/1/23	4,769,100
8,000	San Juan, Unified School District, (FSA), 0.00%, 8/1/21	4,209,360
5,000	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/22	2,493,000
4,365	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/23	2,065,736

$3,955	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/25	$1,685,226
5,240	San Mateo, Union High School District, (FGIC), 0.00%, 9/1/21	2,746,703
2,740	Santa Ana, Unified School District, (MBIA), 5.00%, 8/1/32	2,803,952
5,915	Santa Clara, Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,622,503
1,000	Simi Valley, United School District, (FSA), 5.00%, 8/1/27 (2)	1,049,520
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,716,775
3,000	Ventura County, Community College District, (MBIA), 5.00%, 8/1/27	3,095,610
		$107,535,518
Insured-Hospital — 6.1%
$19,495	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	$19,795,028
		$19,795,028
Insured-Lease Revenue / Certificates of Participation — 19.6%
$30,000	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 5.00%, 3/1/37	$30,363,300
11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	10,656,657
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,026,790
15,000	San Jose, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,270,900
5,850	Shasta, Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	5,986,013
		$63,303,660
Insured-Other Revenue — 4.3%
$11,900	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$12,161,086
1,750	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/35	1,801,240
		$13,962,326
Insured-Private Education — 0.5%
$1,560	California Educational Facilities Authority, (St. Mary’s College of California), (MBIA), 5.125%, 10/1/26	$1,626,347
		$1,626,347
Insured-Public Education — 4.3%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,040,380
12,965	University of California, General Revenues, (FGIC), 4.75%, 5/15/37	13,028,529
		$14,068,909

Insured-Sewer Revenue — 5.8%
$18,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$18,705,623
		$18,705,623
Insured-Special Assessment Revenue — 7.7%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$6,679,764
1,800	Murrieta, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	1,847,340
7,000	Pomona, Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,099,470
6,110	Santa Cruz County, Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	6,259,878
3,000	Tustin, Unified School District, (FSA), 5.00%, 9/1/38	3,056,550
		$24,943,002
Insured-Special Tax Revenue — 4.8%
$2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	$1,006,925
925	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/26	949,957
3,595	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,683,904
1,850	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,909,737
8,645	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (FSA), 4.25%, 7/1/36	7,905,939
		$15,456,462
Insured-Transportation — 6.2%
$4,850	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	$4,701,251
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,344,818
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	1,169,474
		$20,215,543
Insured-Utilities — 4.7%
$14,750	Los Angeles, Department of Water and Power, (MBIA), 5.125%, 7/1/41	$15,043,820
		$15,043,820
Insured-Water and Sewer — 1.4%
$3,455	Calleguas Las Virgines, Public Financing Authority Revenue (Municipal Water District), (MBIA), 4.25%, 7/1/32	$3,146,261
1,570	San Francisco, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	1,521,346
		$4,667,607

Insured-Water Revenue — 14.1%
$8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29 (3)	$8,422,128
950	Contra Costa, Water District, (FSA), 4.50%, 10/1/27	928,321
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/31	5,345,340
2,000	East Bay, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/26	2,084,040
9,000	Los Angeles, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	9,144,810
10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	10,252,900
1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	1,752,590
8,330	San Francisco, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	7,722,660
		$45,652,789
Lease Revenue/Certificates of Participation — 0.9%
$2,570	Sacramento, City Financing Authority, 5.40%, 11/1/20	$2,817,542
		$2,817,542
Water Revenue — 6.6%
$21,180	Southern California, Metropolitan Water District, 5.00%, 7/1/37	$21,410,650
		$21,410,650
Total Tax-Exempt Investments — 158.6% (identified cost $503,821,304)		$513,342,090
Other Assets, Less Liabilities — 1.7%		$5,448,559
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.3)%		$(195,061,168)
Net Assets Applicable to Common Shares — 100.0%		$323,729,481

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 82.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/07	418 U.S. Treasury Bond	Short	$(45,612,787)	$(45,039,500)	$573,287

Interest Rate Swaps

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $13,200,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $452,752, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $13,200,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $538,547, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers Special Financing, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 5.956% on the notional amount of $12,850,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is March 25, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates March 25, 2038, is recorded as a payable for open swap contracts of $213,965, on June 30, 2007.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$503,821,304
Gross unrealized appreciation	$12,911,255
Gross unrealized depreciation	(3,390,469)
Net unrealized appreciation	$9,520,786

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 21, 2007